24. Provisions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [Line Items]
Probable loss in provisions	R$ 392,432	R$ 291,218
Possible loss in provisions	877,239	886,538
Civil [member]
Disclosure of Provisions [Line Items]
Probable loss in provisions	100,806	78,119
Possible loss in provisions	64,181	62,473
Labor [member]
Disclosure of Provisions [Line Items]
Probable loss in provisions	269,297	210,699
Possible loss in provisions	238,702	237,253
Taxes [member]
Disclosure of Provisions [Line Items]
Probable loss in provisions	22,329	2,400
Possible loss in provisions	R$ 574,356	R$ 586,812